Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jan. 18, 2022	Jan. 17, 2022
Current assets:
Cash	$ 112,802	$ 1,567
Prepaid expenses and other current assets	530	209
Total current assets	113,332	1,776
Deferred offering costs		3,486
Total assets	113,332	5,262
Current liabilities
Accounts payable and accrued expenses	19,940	4,428
Note payable		7,756
Research and development license consideration liability		2,634
Total current liabilities	19,940	14,818
Total liabilities	22,009	14,818
Commitments and contingencies
Convertible preferred shares
Series A-1 convertible preferred shares, $0.001 par value per share; 125,000 shares authorized , issued and outstanding as of December 31, 2022		12,500
Redeemable noncontrolling interest				$ 0
Redeemable noncontrolling interest		10,000
Shareholders' deficit
Ordinary Shares, $0.001 par value per share; 17,437 shares authorized as of December 31, 2022; 3,548 shares issued and outstanding as of December 31, 2022	4
Additional Paid in Capital	155,654
Accumulated deficit	(86,751)	(32,056)
Total Zura Bio Limited shareholders' equity (deficit)	68,907	(32,056)	$ 0
Total liabilities, convertible preferred shares, redeemable noncontrolling interest and shareholders' equity (deficit)	$ 113,332	$ 5,262